SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL FINANCIAL INFORMATION
SUPPLEMENTAL FINANCIAL INFORMATION

20.SUPPLEMENTAL FINANCIAL INFORMATION

The components of Operating expenses for continuing operations are as follows:

(in thousands)	2023	2022

Cost of goods and services sold:
Cost of goods sold-mineral concentrates	$—	$(444)
Operating overheads:
Mining, other development expense	(261)	(660)
Milling, conversion expense	(2,463)	(3,104)
Less absorption:
- Mineral properties	—	68
- Milling	—	—
Other costs	(986)	(749)
Cost of goods and services sold	(3,710)	(4,889)
Reclamation asset amortization	(188)	(199)
Selling expenses	—	(48)
Sales royalties and non-income taxes	—	(216)
Operating expenses – continuing operations	$(3,898)	$(5,352)

The components of Other income for continuing operations are as follows:

(in thousands)	2023	2022

Gains (losses) on:
Foreign exchange	$321	$816
Disposal of property, plant and equipment	1,299	(25)
Fair value changes:
Investments-equity instruments (note 7)	(9)	(6,469)
Investments-uranium (note 7)	134,180	29,422
Investments-convertible debentures (note 7)	565	—
Warrants on investment (note 7)	—	1,625
Share purchase warrant liabilities (note 14)	—	20,337
Reclamation obligation adjustments (note 13)	(3,229)	4,126
Gain on recognition of proceeds–UI Repayment Agreement	4,097	6,142
Uranium investment carrying charges	(409)	(374)
Other	(343)	(356)
Other income – continuing operations	$136,472	$55,244

The components of Finance expense for continuing operations are as follows:

(in thousands)	2023	2022

Interest income	$4,189	$1,419
Interest expense	(4)	(6)
Accretion expense
Deferred revenue (note 12)	(3,518)	(2,774)
Post-employment benefits (note 15)	(21)	(22)
Reclamation obligations (note 13)	(1,681)	(1,444)
Debt obligations (note 15)	(27)	(32)
Finance expense – continuing operations	$(1,062)	$(2,859)

A summary of depreciation expense recognized in the statement of income (loss) is as follows:

(in thousands)	2023	2022

Continuing operations:
Operating expenses:
Mining, other development expense	$(1)	$(2)
Milling, conversion expense	(2,455)	(3,076)
Evaluation	(583)	(270)
Exploration	(540)	(266)
General and administrative	(154)	(144)
Decommissioning	(211)	(185)
Depreciation expense-gross	$(3,944)	$(3,943)

A summary of employee benefits expense recognized in the statement of income (loss) is as follows:

(in thousands)	2023	2022

Salaries and short-term employee benefits	$(13,021)	$(12,416)
Share-based compensation (note 18)	(3,746)	(3,736)
Termination benefits	(944)	(2)
Employee benefits expense	$(17,711)	$(16,154)

A summary of lease related amounts recognized in the statement of income (loss) is as follows:

(in thousands)	2023	2022

Accretion expense on lease liabilities	$(27)	$(32)
Expenses relating to short-term leases	(5,753)	(6,095)
Expenses relating to non-short term low-value leases	—	(1)
Lease related expense-gross	$(5,780)	$(6,128)

The change in non-cash operating working capital items in the consolidated statements of cash flows is as follows:

(in thousands)	2023	2022

Change in non-cash working capital items:
Trade and other receivables	$2,230	$(512)
Inventories	(866)	741
Prepaid expenses and other assets	(253)	129
Accounts payable and accrued liabilities	759	1,385
Change in non-cash working capital items	$1,870	$1,743

The supplemental cash flow disclosure required for the consolidated statements of cash flows is as follows:

(in thousands)	2023	2022

Supplemental cash flow disclosure:
Interest paid	$(4)	$(6)
Income taxes paid	—	—